UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200
Charlotte, NC  28203

 (Address of principal executive offices) (Zip code)

1031 South Caldwell Street, Suite 200
Charlotte, NC  28203

 (Name and address of agent for service)

Copies to:
Tanya L. Goins
Thompson Hine LLP
1919 M Street, NW, Suite 700
Washington DC 20036

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

SEMI-ANNUAL REPORT Queens Road Value Fund Queens Road Small Cap Value Fund Each a series of Bragg Capital Trust November 30, 2013 (Unaudited)

QUEENS ROAD FUNDS

Table of Contents

Shareholder Letter	2

Performance Illustration	3
Graphical Illustration	4

Schedules of Investments
Queens Road Value Fund	5
Queens Road Small Cap Value Fund	7

Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12

Notes to Financial Statements	14

Expense Illustration	19

Additional Information	20

QUEENS ROAD FUNDS SHAREHOLDER LETTER November 30, 2013 (Unaudited)

Dear Fellow Shareholders:

In spite of continued anemic economic growth, elevated unemployment, and stagnant wages, equity markets continued their remarkable advance that began in March of 2009. For the six-month period ending November 30, the Queens Road Value Fund advanced 10.09% versus 10.41% for the S&P 500 Citigroup Value Index, and the Queens Road Small Cap Value Fund rose 14.44% versus 14.96% for the Russell 2000 Value Index.

Two of the biggest stories during the last six months were a partial government shutdown due to gridlock in Washington and a disastrous implementation of the Affordable Care Act. When we write our next semi-annual report twelve months from now, we imagine there will be another crisis or two which will have grabbed the headlines and caused sleepless nights for many. If our investment horizon were a quarter or even a year, these recurring crises would keep us awake at night as well. We are fortunate to have a longer-term perspective and will remain focused on the fundamentals of the companies in which we invest. While we aren’t immune from angst caused by the uncertainties thrown at us, we work with diligence and discipline to make sure it doesn’t affect our investment process.

“Bull markets are born on pessimism, grow on skepticism, mature on optimism and die on euphoria.”
— Sir John Templeton

We are often asked when we think the current bull market will end. Reviewing Sir John Templeton’s words we can look back and remember the pessimism of early 2009 that gave birth to the current bull market. We can also remember the skepticism of the last few years as corporate earnings continued to grow in spite of weak economic conditions. And while there is a lot of optimism in the market today, as seen in record margin-debt balances and a rotation from fixed income to equities, we are a long way from euphoria. But with all due respect to Sir John, all bull markets are different. We believe the current bull market, while supported by fundamentals, has been boosted by continued unprecedented monetary policy. The mere mention of a reduction in accommodative monetary policy, or “tapering,” last May roiled equity markets and bond markets alike. We’d hate to be in the business of trying to predict what the Federal Reserve is going to do, but at some point it will have to taper. We are hopeful the Federal Reserve can do so in a measured manner and not roil markets, but nevertheless any reduction in monetary growth will serve as a headwind on asset prices. How much, we won’t make a guess. In the face of this headwind, an overdue focus on fundamentals will return to equity markets. We saw this briefly earlier this year when Ben Bernanke first spoke of tapering, before ultimately backing away from the idea.

So when asked the question “When will this bull market end?” we readily admit we have no idea. Rather than spending time over a crystal ball trying to predict the unpredictable, we continue to monitor the companies in which we are invested and “turn over rocks” trying to find attractive new investments. We focus on the economic earnings of these companies, the durability of these earnings and our expectations for growth. Focusing on companies generating significant free cash flow with attractive returns on invested capital, and purchasing them at reasonable valuations, produces a portfolio of high-quality investments we believe will produce superior returns over the long-term.

We appreciate the trust you put in us to be good stewards of your investment capital. We stand beside you as investors in our funds and are confident in the prospects of the companies in which we are invested. If you have any questions about our philosophy or process please feel free to contact us.

Sincerely,

Steven Scruggs, CFA	Benton Bragg, CFA
President, Portfolio Manager	Chairman

QUEENS ROAD FUNDS PERFORMANCE ILLUSTRATION November 30, 2013 (Unaudited)

Queens Road Value Fund

	Average Annual Total Return For the Period Ended November 30, 2013
	Queens Road Value Fund	S&P 500/Citigroup Value Index
Six Month (cumulative)	10.09%	10.41%
1 Year	30.63%	31.76%
3 Year	15.36%	17.80%
5 Year	14.88%	16.29%
10 Year	6.80%	7.45%
Since Inception*	7.71%	7.17%

Gross Annual Operating Expense is 0.96% as disclosed in the most recent Prospectus effective September 28, 2013.

*
The Queens Road Value Fund commenced operations on June 13, 2002. Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

The S&P 500/Citigroup Value Index along with its counterpart the S&P 500/Citigroup Growth Index were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Growth and Value Indices. These Indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. It is not possible to invest directly in the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Growth Index and S&P 500/Citigroup Value Index are the exclusive property of Standards & Poors.

Queens Road Small Cap Value Fund

	Average Annual Total Return For the Period Ended November 30, 2013
	Queens Road Small Cap Value Fund	Russell 2000 Value Index
Six Month (cumulative)	14.44%	14.96%
1 Year	30.91%	37.60%
3 Year	11.23%	16.85%
5 Year	16.99%	18.61%
10 Year	9.14%	8.79%
Since Inception*	10.67%	9.34%

Gross Annual Operating Expenses is 1.28% as disclosed in the most recent Prospectus effective September 28, 2013.

*
The Queens Road Small Cap Value Fund commenced operations on June 13, 2002. Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

QUEENS ROAD FUNDS GRAPHICAL ILLUSTRATION November 30, 2013 (Unaudited)

The following charts provide a visual breakdown of the Funds by the industry sectors as a percentage of the total portfolio value.

Queens Road Value Fund

Queens Road Small Cap Value Fund

QUEENS ROAD VALUE FUND SCHEDULES OF INVESTMENTS As of November 30, 2013 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 91.3%
	AEROSPACE/DEFENSE – 4.1%
8,000	General Dynamics Corp.	$733,280
6,600	United Technologies Corp.	731,676
		1,464,956
	APPAREL – 2.3%
3,500	VF Corp.	821,030

	BANKS – 4.0%
14,500	Bank of New York Mellon Corp.	488,650
9,000	JPMorgan Chase & Co.	514,980
6,000	State Street Corp.	435,660
		1,439,290
	BEVERAGES – 5.2%
6,380	Beam, Inc.	430,841
20,000	Constellation Brands, Inc., Class A*	1,408,200
2,880	Crimson Wine Group Ltd.*	24,768
		1,863,809
	BUILDING MATERIALS – 0.8%
6,380	Fortune Brands Home & Security, Inc.	278,168

	COAL – 0.5%
10,000	Peabody Energy Corp.	182,000

	COMPUTERS – 3.5%
3,500	International Business Machines Corp.	628,880
15,000	NetApp, Inc.	618,750
		1,247,630
	COSMETICS/PERSONAL CARE – 2.1%
8,800	Procter & Gamble Co.	741,136

	DIVERSIFIED FINANCIAL SERVICES – 2.8%
8,000	American Express Co.	686,400
3,900	T. Rowe Price Group, Inc.	313,794
		1,000,194
	ELECTRIC – 5.3%
13,000	American Electric Power Co., Inc.	611,780
8,284	Duke Energy Corp.	579,549
13,000	Exelon Corp.	349,830
8,400	Southern Co.	341,292
		1,882,451
	ELECTRONICS – 0.4%
4,000	Tyco International Ltd.	152,560

	ENVIRONMENTAL CONTROL – 1.3%
10,000	Waste Management, Inc.	456,800

	FOOD – 3.2%
3,000	Kraft Foods Group, Inc.	$159,360
9,000	Mondelez International, Inc., Class A	301,770
16,400	Unilever PLC ADR	664,200
		1,125,330
	HEALTHCARE-PRODUCTS – 0.6%
3,162	Covidien PLC	215,838

	HEALTHCARE-SERVICES – 1.1%
4,300	WellPoint, Inc.	399,384

	HOLDING COMPANIES-DIVERSIFIED – 2.3%
28,800	Leucadia National Corp.	825,408

	HOUSEHOLD PRODUCTS/WARES – 3.7%
8,400	Clorox Co.	782,628
5,000	Kimberly-Clark Corp.	545,800
		1,328,428
	INSURANCE – 1.5%
3	Berkshire Hathaway, Inc., Class A*	524,250

	INTERNET – 6.2%
24,000	Symantec Corp.	539,760
45,000	Yahoo!, Inc.*	1,664,100
		2,203,860
	MEDIA – 8.6%
10,490	CBS Corp., Class B	614,294
10,000	DIRECTV*	661,100
11,900	Thomson Reuters Corp.	444,822
5,166	Time Warner, Inc.	339,458
30,500	Twenty-First Century Fox, Inc.	1,021,445
		3,081,119
	MISCELLANEOUS MANUFACTURING – 4.4%
5,100	3M Co.	680,901
2,300	Danaher Corp.	172,040
10,200	Ingersoll-Rand PLC	728,484
		1,581,425
	OIL & GAS – 1.2%
4,700	Exxon Mobil Corp.	439,356

	PHARMACEUTICALS – 9.4%
5,000	Bristol-Myers Squibb Co.	256,900
9,000	GlaxoSmithKline PLC ADR	476,280
10,050	Johnson & Johnson	951,333
13,820	Merck & Co., Inc.	688,651
31,000	Pfizer, Inc.	983,630
		3,356,794

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND SCHEDULES OF INVESTMENTS (Continued) As of November 30, 2013 (Unaudited)

NUMBER OF SHARES		VALUE
	RETAIL – 3.1%
4,225	McDonald's Corp.	$411,388
45,000	Staples, Inc.	698,850
		1,110,238
	SEMICONDUCTORS – 1.1%
16,000	Intel Corp.	381,440

	SOFTWARE – 3.7%
11,500	Microsoft Corp.	438,495
25,000	Oracle Corp.	882,250
		1,320,745
	TELECOMMUNICATIONS – 8.9%
21,100	AT&T, Inc.	742,931
30,000	Cisco Systems, Inc.	637,500
20,000	Corning, Inc.	341,600
120,000	Nokia OYJ ADR*	967,200
10,000	Verizon Communications, Inc.	496,200
		3,185,431

	TOTAL COMMON STOCKS
	(Cost $20,403,211)	32,609,070

	EXCHANGE-TRADED FUNDS – 1.0%
	COMMODITY FUND – 1.0%
30,000	iShares Gold Trust*	363,900

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $295,770)	363,900

	SHORT-TERM INVESTMENTS – 7.6%
2,708,873	Invesco Short Term Investment Prime Portfolio, 0.06%**	$2,708,873

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,708,873)	2,708,873

	TOTAL INVESTMENTS – 99.9%
	(Cost $23,407,854 )	35,681,843
	Other Assets in Excess of Liabilities – 0.1%	18,813

	TOTAL NET ASSETS –100.0%	$35,700,656

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2013.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULES OF INVESTMENTS As of November 30, 2013 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 82.1%
	AEROSPACE/DEFENSE – 9.1%
25,700	Alliant Techsystems, Inc.	$3,115,611
32,315	Cubic Corp.	1,810,933
72,789	Ducommun, Inc.*	1,844,473
		6,771,017
	APPAREL – 1.5%
67,026	Delta Apparel, Inc.*	1,119,334

	AUTO MANUFACTURERS – 2.8%
42,626	Oshkosh Corp.	2,078,018

	COMMERCIAL SERVICES – 2.4%
61,372	Valassis Communications, Inc.	1,801,882

	COMPUTERS – 8.0%
20,000	Digimarc Corp.	374,600
29,000	DST Systems, Inc.	2,560,700
60,832	Radisys Corp.*	136,264
42,000	Synaptics, Inc.*	2,121,420
28,496	Unisys Corp.*	782,785
		5,975,769
	DISTRIBUTION/WHOLESALE – 5.1%
51,080	Owens & Minor, Inc.	1,949,724
40,555	United Stationers, Inc.	1,824,164
		3,773,888
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
32,980	Janus Capital Group, Inc.	358,822

	ELECTRIC – 0.9%
12,350	MGE Energy, Inc.	690,983

	ELECTRONICS – 7.9%
25,400	Park Electrochemical Corp.	754,634
33,000	Tech Data Corp.*	1,710,720
145,100	TTM Technologies, Inc.*	1,407,470
151,408	Vishay Intertechnology, Inc.*	1,957,705
		5,830,529
	ENGINEERING & CONSTRUCTION – 2.0%
28,919	URS Corp.	1,502,920

	ENVIRONMENTAL CONTROL – 3.4%
121,700	Darling International, Inc.*	2,522,841

	GAS – 5.9%
28,520	New Jersey Resources Corp.	$1,303,079
33,900	Piedmont Natural Gas Co., Inc.	1,123,785
20,000	South Jersey Industries, Inc.	1,134,000
20,000	UGI Corp.	805,200
		4,366,064
	HEALTHCARE-PRODUCTS – 3.8%
2,703	Atrion Corp.	760,840
45,000	STERIS Corp.	2,076,300
		2,837,140
	HOUSEHOLD PRODUCTS/WARES – 0.8%
17,012	Prestige Brands Holdings, Inc.*	599,503

	INSURANCE – 10.6%
15,456	Endurance Specialty Holdings Ltd.	879,446
78,687	Hilltop Holdings, Inc.*	1,865,669
82,600	Horace Mann Educators Corp.	2,537,472
25,900	RLI Corp.	2,613,051
		7,895,638
	MACHINERY-DIVERSIFIED – 4.3%
25,875	Graco, Inc.	1,998,326
44,502	Hurco Cos., Inc.	1,178,413
		3,176,739
	MEDIA – 2.8%
18,061	Meredith Corp.	963,374
35,545	Scholastic Corp.	1,085,544
		2,048,918
	MINING – 0.5%
10,881	Horsehead Holding Corp.*	162,888
22,423	USEC, Inc.*	212,346
		375,234
	RETAIL – 2.2%
48,000	Cato Corp., Class A	1,633,920

	SOFTWARE – 2.0%
7,192	CSG Systems International, Inc.	207,633
19,222	SYNNEX Corp.*	1,271,728
		1,479,361
	TELECOMMUNICATIONS – 2.3%
38,400	Plantronics, Inc.	1,717,632

	TEXTILES – 3.3%
23,864	UniFirst Corp.	2,439,855

	TOTAL COMMON STOCKS
	(Cost $38,147,040)	60,996,007

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULES OF INVESTMENTS (Continued) As of November 30, 2013 (Unaudited)

NUMBER OF SHARES		VALUE
	MUTUAL FUNDS – 1.0%
56,846	Central Fund of Canada Ltd., Class A***	$773,106

	TOTAL MUTUAL FUNDS
	(Cost $811,601)	773,106

	SHORT-TERM INVESTMENTS – 16.8%
12,451,099	Invesco Short Term Investment Prime Portfolio, 0.06%**	12,451,099

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,451,099)	12,451,099

	TOTAL INVESTMENTS – 99.9%
	(Cost $51,409,740 )	74,220,212
	Other Assets in Excess of Liabilities – 0.1%	69,564

	TOTAL NET ASSETS –100.0%	$74,289,776

*	Non-income producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2013.

***	Passive foreign investment company.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF ASSETS AND LIABILITIES As of November 30, 2013 (Unaudited)

	Value Fund	Small Cap Value Fund
Assets:
Investments, at Value (cost $23,407,854, $51,409,740)	$35,681,843	$74,220,212
Receivables:
Shareholder Subscriptions	—	10,173
Dividends and Interest	82,611	141,638
Total Assets	35,764,454	74,372,023

Liabilities:
Payables:
Shareholder Redemptions	36,000	8,036
Accrued Management Fees (Note 3)	27,798	74,211
Total Liabilities	63,798	82,247

Net Assets	$35,700,656	$74,289,776

Components of Net Assets:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$23,735,178	$49,170,154
Accumulated Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	348,951	(569,342)
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(657,462)	2,878,492
Net Unrealized Appreciation on Investments	12,273,989	22,810,472
Net Assets	$35,700,656	$74,289,776

Shares of Beneficial Interest Issued and Outstanding	1,890,685	3,114,632
Net Asset Value, Offering and Redemption Price Per Share	$18.88	$23.85

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF OPERATIONS For the six months ended November 30, 2013 (Unaudited)

	Value Fund	Small Cap Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,066, $142)	$367,355	$458,774
Interest	294	1,578
Total investment income	367,649	460,352

Expenses:
Advisory Fees (Note 3)	163,288	447,116
Total Expenses	163,288	447,116
Net Investment Income	204,361	13,236

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,051,136	3,007,223
Net Change in Unrealized Appreciation on Investments	2,085,455	6,212,985
Net Realized and Unrealized Gain on Investments	3,136,591	9,220,208

Net Increase in Net Assets from Operations	$3,340,952	$9,233,444

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	Value Fund		Small Cap Value Fund
	For the six months ended November 30, 2013 (Unaudited)	For the year ended May 31, 2013	For the six months ended November 30, 2013 (Unaudited)	For the year ended May 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net Investment Income	$204,361	$386,463	$13,236	$199,101
Net Realized Gain (Loss) on Investments	1,051,136	(317,218)	3,007,223	550,414
Net Change in Unrealized Appreciation on Investments	2,085,455	7,443,265	6,212,985	13,670,808
Net Increase in Net Assets Resulting from Operations	3,340,952	7,512,510	9,233,444	14,420,323

Distributions to Shareholders From:
Net Investment Income	—	(429,138)	—	(190,758)
Net Realized Gains	—	—	—	(966,403)
Net Change in Net Assets from Distributions	—	(429,138)	—	(1,157,161)

Capital Transactions:
Proceeds from Sale of Shares	1,078,926	2,542,040	6,374,329	16,017,867
Net Asset Value of Shares Issued on Reinvestment of Dividends	—	265,618	—	920,710
Cost of Shares Redeemed	(2,428,060)	(3,184,882)	(20,738,893)	(15,999,868)
Net Increase (Decrease) in Net Assets from Capital Transactions	(1,349,134)	(377,224)	(14,364,564)	938,709

Total Increase (Decrease) in Net Assets	1,991,818	6,706,148	(5,131,120)	14,201,871

Net Assets:
Beginning of Period	33,708,838	27,002,690	79,420,896	65,219,025
End of Period	$35,700,656	$33,708,838	$74,289,776	$79,420,896

Accumulated Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$348,951	$144,590	$(569,342)	$(582,578)

Capital Share Transactions:
Shares Sold	61,771	165,515	282,890	862,022
Shares Issued on Reinvestment of Dividends	—	18,156	—	50,230
Shares Redeemed	(136,626)	(206,977)	(978,663)	(850,893)
Net Increase/(Decrease) in Shares	(74,855)	(23,306)	(695,773)	61,359

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each period

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009

Net Asset Value, Beginning of Period	$17.15		$13.58	$14.20	$12.05	$10.26	$15.13

Income from Investment Operations:
Net Investment Income*	0.11		0.20	0.20	0.16	0.13	0.20
Net Realized and Unrealized Gain (Loss) on Investments	1.62		3.59	(0.66)	2.11	1.79	(4.88)
Total from Investment Operations	1.73		3.79	(0.46)	2.27	1.92	(4.68)

Less Distributions:
Net Investment Income	—		(0.22)	(0.16)	(0.12)	(0.13)	(0.19)
Net Realized Gains	—		—	—	—	—	(0.00)**
Total Distributions	—		(0.22)	(0.16)	(0.12)	(0.13)	(0.19)

Net Asset Value, End of Period	$18.88		$17.15	$13.58	$14.20	$12.05	$10.26

Total Return	10.09	%***	28.19%	(3.28)%	18.92%	18.64%	(30.90)%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$35,701		$33,709	$27,003	$25,831	$17,783	$12,424
Ratio of Expenses to Average Net Assets	0.95	%****	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.19	%****	1.29%	1.44%	1.20%	1.08%	1.83%
Portfolio turnover rate	—	%***	4%	5%	15%	6%	38%

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Not annualized.

****	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each period

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009

Net Asset Value, Beginning of Period	$20.84		$17.40	$20.67	$17.77	$13.94	$17.16

Income from Investment Operations:
Net Investment Income (Loss)*	0.00	**	0.05	0.00 **	(0.08)	(0.06)	0.05
Net Realized and Unrealized Gain (Loss) on Investments	3.01		3.69	(1.96)	3.57	3.89	(3.18)
Total from Investment Operations	3.01		3.74	(1.96)	3.49	3.83	(3.13)

Less Distributions:
Net Investment Income	—		(0.05)	(0.08)	—	—	(0.07)
Net Realized Gains	—		(0.25)	(1.23)	(0.59)	—	(0.00)**
Return of Capital	—		—	—	—	—	(0.02)
Total Distributions	—		(0.30)	(1.31)	(0.59)	—	(0.09)

Net Asset Value, End of Period	$23.85		$20.84	$17.40	$20.67	$17.77	$13.94

Total Return	14.44	%***	21.75%	(9.71)%	19.78%	27.47%	(18.14)%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$74,290		$79,421	$65,219	$56,762	$37,370	$20,678
Ratio of Expenses to Average Net Assets	1.24	%****	1.24%	1.24%	1.24%	1.24%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.04	%****	0.27%	0.01%	(0.42)%	(0.38)%	0.41%
Portfolio turnover rate	—	%***	10%	14%	38%	31%	36%

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Not annualized.

****	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS November 30, 2013 (Unaudited)

Note 1. Organization

The Queens Road Value Fund and the Queens Road Small Cap Value Fund (individually referred to as the “Value Fund” and “Small Cap Value Fund”, respectively, or collectively as the “Funds”), are managed portfolios of the Bragg Capital Trust (the “Trust”), which are registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Funds’ investment objective is to seek growth of capital. The Funds invest primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation. The Small Cap Value Fund invests (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks. The Funds’ registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2. Significant Accounting Policies

The following is a summary of accounting policies followed by the Funds in the preparation of their financial statements.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years 2009 – 2012, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended May 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2013 (Unaudited)

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$32,609,070	$—	$—	$32,609,070
Exchange-Traded Funds	363,900	—	—	363,900
Short-Term Investments	2,708,873	—	—	2,708,873
Total	$35,681,843	$—	$—	$35,681,843

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$60,996,007	$—	$—	$60,996,007
Mutual Funds	773,106	—	—	773,106
Short-Term Investments	12,451,099	—	—	12,451,099
Total	$74,220,212	$—	$—	$74,220,212

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2013 (Unaudited)

The Funds did not hold any Level 2 or Level 3 securities during the period ended November 30, 2013. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain Bragg Financial Advisors, Inc. (the “Advisor”) as their investment advisor. Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Funds. For its services as Advisor, the Value Fund and Small Cap Value Fund pay a fee, computed daily and payable monthly at the annual rate of 0.95% and 1.24% of each Fund’s first $250,000,000 of net assets, 0.85% and 1.24% of each Fund’s next $250,000,000 of net assets, and 0.80% and 1.15% of each Fund’s net assets over $500,000,000, respectively. For the period ended November 30, 2013, the Advisor earned $163,288 and $447,116 from the Value Fund and Small Cap Value Fund, respectively. From these fees and its own resources the Advisor agreed to pay other operating expenses of the Funds including transfer agent fees, fund accountant fees, administrator fees, registration fees, custodial fees, and other ordinary expenses of the Funds. However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Funds. The amount due to the Advisor at November 30, 2013, from the Value Fund and Small Cap Value Fund was $27,798 and $74,211, respectively.

Certain employees and officers of the Advisor are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non- interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Funds’ shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Funds’ portfolio investments during the period ended November 30, 2013.

Note 4. Capital Stock

The Articles of Incorporation permit the Trustees to issue an indefinite number of full and fractional shares of beneficial interest, each with a par value of $0.001. At November 30, 2013, there were 1,890,685 and 3,114,632 of shares outstanding in the Value Fund and Small Cap Value Fund, respectively.

Note 5. Investment Transactions

For the period ended November 30, 2013, the cost of purchases and the proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $2,491,508, respectively, for the Value Fund, and $0 and $6,484,078, respectively, for the Small Cap Value Fund.

Note 6. Federal Income Taxes

At May 31, 2013, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$23,456,453	$62,916,215
Gross Unrealized Appreciation	$10,741,098	$18,205,099
Gross Unrealized Depreciation	(544,673)	(1,660,332)
Net Unrealized Appreciation on Investments	$10,196,425	$16,544,767

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2013 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of May 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Value Fund	Small Cap Value Fund
Undistributed Ordinary Income	$144,590	$—
Undistributed Long-Term Capital Gains	—	—
Tax Accumulated Earnings	144,590	—
Accumulated Capital and Other Losses	(1,716,489)	(658,589)
Net Unrealized Appreciation	10,196,425	16,544,767
Total Accumulated Earnings	$8,624,526	$15,886,178

At May 31, 2013, the Funds had accumulated capital loss carryforwards as follows:

	Value Fund	Small Cap Value Fund
For losses expiring May 31,
2017	$191,688	$—
2018	1,208,071	—
Non-expiring short-term capital loss carryforward	17,543	201,635
	$1,417,302	$201,635

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Under The Registered Investment Company Modernization Act of 2010 (the “Modernization Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Modernization Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Modernization Act.

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of May 31, 2013, the following Funds had the following post-October capital-losses and late-year ordinary losses:

	Value Fund	Small Cap Value Fund
Post-October capital losses	$299,187	$—
Late-year ordinary losses	—	456,954

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2013 (Unaudited)

The tax character of distributions paid during the fiscal years ended May 31, 2013, and May 31, 2012, were as follows:

Fund	Value Fund		Small Cap Value Fund
Distributions paid from:	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012
Ordinary Income	$429,138	$293,821	$1,153,043	$1,307,576
Return of Capital	—	—	4,118	—
Net Long-Term Capital Gains	—	—	—	2,951,480
Total Taxable Distributions Paid	$429,138	$293,821	$1,157,161	$4,259,056

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of November 30, 2013, Pershing, LLC., for the benefit of its customers, owned 97.88% and 59.87% of the Value Fund and Small Cap Value Fund, respectively.

Note 8. Subsequent Events

At the January 16, 2014 Quarterly Board Meeting of the Trustees, a resolution was unanimously approved to increase indepedent trustees’ compensation from $1,000 per year to $1,875 per quarter effective January 16, 2014.

QUEENS ROAD FUNDS EXPENSE ILLUSTRATION November 30, 2013 (Unaudited)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2013 through November 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period* June 1, 2013 to November 30, 2013
Value Fund
Actual	$1,000.00	$1,100.90	$5.00
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.24	$4.81
Small Cap Fund
Actual	$1,000.00	$1,144.40	$6.67
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.78	$6.28

*
Expenses are equal to the Funds’ annualized expense ratio of 0.95% and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUEENS ROAD FUNDS ADDITIONAL INFORMATION November 30, 2013 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at 1-800-595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio Holdings - The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on October 8, 2004. The Funds’ Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-595-3088.

Advisory Agreement Renewal – At a Board meeting held on July 29, 2013, the Trustees unanimously approved the continuance of the Investment Advisory Agreement between Bragg Financial Advisors, Inc. (the “Advisor”) and the Bragg Capital Trust on behalf of the Funds (“Advisory Agreement”). In reaching this decision, the Trustees considered the following factors to be of fundamental importance: (i) the Advisor’s value investing experience, performance and that of the Funds; (ii) the nature, quality and extent of services provided by the Advisor; (iii) the cost of the services and the profit to be realized by the Advisor; (iv) the potential for economies of scale to be shared by the Funds; and (v) the Funds’ expense ratios relative to their peer group.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Funds based on a review of information provided by the Advisor. In addition, the Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Funds. The Trustees concluded that they had a reasonable belief that the nature, extent and quality of services provided to the Funds was appropriate.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each of the Funds with the expense ratios of funds in respective peer groups. The source of the expense ratio information provided by the Advisor was Morningstar Associates, LLC an independent third party specializing in mutual fund data and analytics. The financial condition of the Advisor and the cost to the Advisor for providing the services under the terms of the contract was discussed. The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the contract. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

Next, the Advisor’s effort to achieve economies of scale was discussed. The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the contract. The Trustees determined that as the Funds’ assets increase to certain levels economies of scale would be realized. The Trustees also considered the contract’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds’ were achieved. The Trustees concluded that reasonable economies of scale would be realized under the terms of the contract.

The Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable to the services provided under the terms of the Advisory Agreement and, therefore, the Trustees could not rely on any comparisons between the Advisory Agreement and other investment management contracts entered into by the Advisor.

The Board relied upon their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

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QUEENS ROAD FUNDS

Board of Trustees
Benton S. Bragg
Steven H. Scruggs
Philip C. Blount, III
Timothy J. Ignasher
Christopher B. Brady
Harold J. Smith

Investment Adviser
Bragg Financial Advisors, Inc.
1031 Caldwell Street, Suite 200
Charlotte, NC 28203

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
UMB Fund Services
803 West Michigan Street
Milwaukee, WI 53233

Custodian
US Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Independent Auditors
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Shares of Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, LLC, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission. The Funds undertake no obligation to update any forward looking statement.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act.  Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
(Principal Executive Officer)
January 24, 2014

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
(Principal Financial Officer)
January 24, 2014